Basis for Preparation (Tables)	12 Months Ended
Dec. 31, 2018
Basis for Preparation
Schedule of Exchange Rates of Key Currencies Affecting the Company

Equivalent to €1		Middle Rate		Annual Average Exchange Rate
		as at 12/31
		2018	2017	2018	2017	2016
U.S. dollar	USD	1.1450	1.1993	1.1815	1.1315	1.1045
Pound sterling	GBP	0.8945	0.8872	0.8847	0.8770	0.8206
Japanese yen	JPY	125.85	135.01	130.41	126.85	119.77
Swiss franc	CHF	1.1269	1.1702	1.1549	1.1159	1.0886
Indian rupee	INR	79.7298	76.6055	80.7277	73.9595	73.9685
Australian dollar	AUD	1.6220	1.5346	1.5799	1.4794	1.4850